Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units $ in Thousands	Jun. 30, 2024 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2023	$ 1,730
2024	2,469
2025	1,094
2026	157
Total	$ 5,450